Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Aggregate intrinsic value	$ 11,599
Total unrecognized compensation cost related to share-based compensation arrangements granted	$ 35,778
Expected cost recognition period, in years	3 years
Number of options granted	1,028,100	525,000
Weighted average exercise price of options granted	$ 185.30	$ 134.34
121.42 - 216.32
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options vested and expected to be vested	1,570,986
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan	1,500,000
Period measuring the average closing price, in days	30 days
Percent vested and exercisable from the second anniversary of the commencement date	40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date	20.00%
Additional percentage vested and exercisable from the fourth anniversary of the commencement date	20.00%
Remaining percentage vested and exercisable from the fifth anniversary of the commencement date	20.00%
Expiration period	63 months
Options available for future grants under plan	64,000
Compensation expense	$ 10,463	$ 5,312	$ 4,086
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 62,090	18,431	$ 10,068
Number of options granted	714,400
Weighted average exercise price of options granted	$ 139.51
2022 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan	1,100,000
Percent vested and exercisable from the second anniversary of the commencement date	40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date	30.00%
Remaining percentage vested and exercisable from the fifth anniversary of the commencement date	30.00%
Expiration period	51 months
Options available for future grants under plan	266,800
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 10	$ 301
Percentage limited increase of benefit to be paid in the share price	100.00%